Putnam VT Diversified Income Fund
The fund's portfolio
9/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (81.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.8%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$16,283	$16,558
5.00%, with due dates from 5/20/49 to 3/20/50	115,005	113,150
4.50%, TBA, 10/1/52	4,000,000	3,823,774
4.00%, TBA, 10/1/52	3,000,000	2,798,648
3.50%, with due dates from 9/20/49 to 11/20/49	154,486	140,976
3.00%, TBA, 10/1/52	3,000,000	2,648,174

		9,541,280
U.S. Government Agency Mortgage Obligations (74.8%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	37,862	36,878
4.50%, 5/1/49	11,247	10,829
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/52	18,000,000	17,885,437
5.00%, TBA, 10/1/52	53,000,000	51,567,331
4.50%, TBA, 10/1/52	22,000,000	20,930,932
3.50%, TBA, 10/1/52	5,000,000	4,496,093
3.00%, TBA, 10/1/52	3,000,000	2,608,125
2.50%, TBA, 10/1/52	5,000,000	4,195,703
2.00%, TBA, 10/1/52	5,000,000	4,045,782

		105,777,110

Total U.S. government and agency mortgage obligations (cost $118,942,279)		$115,318,390

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 5/15/45(i)	$126,000	$106,575
U.S. Treasury Notes
1.75%, 11/15/29(i)	144,000	126,050
0.25%, 5/31/25(i)	127,000	114,313

Total U.S. treasury obligations (cost $346,938)		$346,938

MORTGAGE-BACKED SECURITIES (40.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (19.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	$2,376,813	$519,760
REMICs Ser. 4991, Class IE, IO, 5.00%, 7/25/50	5,726,489	1,259,827
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	284,250	55,997
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	3,460,738	775,184
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,594,772	462,612
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,273,341	468,786
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,944,344	415,432
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	2,317,725	515,192
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,789,667	594,459
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	369,859	71,622
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	183,123	27,468
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	333,326	36,417
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,489,312	629,210
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	241,896	43,086
REMICs Ser. 4425, IO, 4.00%, 1/15/45	810,721	126,197
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	714,023	146,397
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	236,179	44,531
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	162,062	22,057
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	506,570	71,097
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	413,788	52,410
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	288,327	24,126
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	222,268	9,322
REMICs IFB Ser. 4742, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.382%, 12/15/47	545,315	60,312
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.282%, 8/15/56	1,909,315	233,815
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.282%, 4/15/47	479,314	58,469
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 9/25/50	2,494,691	299,363
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 8/25/50	3,545,907	415,828
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 7/25/50	2,456,495	282,068
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	108,453	1,498
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 1/25/50	1,930,705	181,167
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.399%, 7/25/43(WAC)	582,072	5,821
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	667,888	121,381
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	54,161	9,175
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,079,428	182,704
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	162,057	23,917
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	4,802,363	1,031,832
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	1,982,339	436,115
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,602,374	482,096
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	123,935	24,922
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	180,565	12,905
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	764,998	116,700
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	421,107	60,105
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	310,000	40,399
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 3.516%, 9/25/43	790,431	90,033
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 3.316%, 4/25/40	289,592	32,609
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 3/25/48	1,498,458	145,350
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.116%, 6/25/48	1,924,243	205,205
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.116%, 6/25/45	1,598,705	101,508
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.066%, 5/25/47	2,975,802	282,701
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 12/25/46	1,198,532	96,706
REMICs Ser. 22-1, Class GI, IO, 3.00%, 2/25/52	4,972,258	631,825
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	58,838	190
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 3/25/50	1,475,939	151,284
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 10/25/49	2,896,529	308,953
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 8/25/49	1,278,227	106,370
REMICs Ser. 13-107, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 2.866%, 2/25/43	733,533	80,188
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	436,951	2,840
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	346,480	69,985
Ser. 16-42, IO, 5.00%, 2/20/46	546,462	106,042
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	334,868	50,130
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	984,519	195,476
Ser. 14-76, IO, 5.00%, 5/20/44	297,348	60,761
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	318,053	68,445
Ser. 12-146, IO, 5.00%, 12/20/42	499,672	101,318
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	162,446	33,635
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	244,355	50,903
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,081,115	230,753
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	617,890	129,757
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	954,570	194,237
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	200,514	40,427
Ser. 20-61, IO, 4.50%, 5/20/50	4,991,625	992,329
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,290,206	244,488
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	481,268	84,749
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	710,530	123,570
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	134,419	9,719
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	55,770	3,320
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	394,391	79,315
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	453,982	80,824
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	456,819	87,945
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	485,369	79,836
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	230,209	43,740
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	291,932	53,858
Ser. 20-78, Class DI, IO, 4.00%, 6/20/50	3,435,403	648,367
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,226,660	209,060
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	847,828	148,612
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	426,442	52,887
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	215,418	9,629
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	285,010	45,517
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	834,516	80,176
Ser. 21-156, IO, 3.50%, 7/20/51	3,583,845	628,445
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,850,594	515,030
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	5,057,771	834,532
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	343,436	41,841
Ser. 13-76, IO, 3.50%, 5/20/43	582,836	78,182
Ser. 13-28, IO, 3.50%, 2/20/43	162,347	17,796
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	232,975	25,455
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	394,431	44,728
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	168,157	19,969
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	609,306	100,760
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	767,340	120,106
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	883,952	143,123
IFB Ser. 21-98, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.286%, 6/20/51	2,009,831	233,643
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.286%, 5/20/51	2,835,869	330,278
IFB Ser. 21-59, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.286%, 4/20/51	2,260,066	244,214
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 3.286%, 9/20/50	2,579,881	323,881
FRB Ser. 21-116, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.261%, 11/20/47	2,979,027	427,724
IFB Ser. 14-60, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.18%), 3.166%, 4/20/44	1,524,069	162,603
IFB Ser. 13-99, Class VS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.161%, 7/16/43	169,170	10,560
IFB Ser. 20-97, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 7/20/50	2,461,507	336,534
IFB Ser. 18-139, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 10/20/48	1,373,624	114,857
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 9/20/43	271,349	20,446
IFB Ser. 20-63, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 4/20/50	2,567,961	301,181
IFB Ser. 19-96, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 8/20/49	4,260,577	397,938
IFB Ser. 19-83, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 7/20/49	1,815,138	157,754
IFB Ser. 19-89, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 7/20/49	2,764,352	253,849
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/50	182,364	13,592
IFB Ser. 20-7, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 1/20/50	1,334,158	135,742
IFB Ser. 19-152, Class ES, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 12/20/49	1,156,532	112,028
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 8/20/49	84,115	7,731
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 6/20/49	86,444	6,843
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,294,214	475,619
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	2,726,258	430,204
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	1,296,699	194,579
IFB Ser. 20-63, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.986%, 8/20/43	2,164,043	185,350
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 2.586%, 8/20/44	667,601	55,404
Ser. 17-H02, Class BI, IO, 2.432%, 1/20/67(WAC)	1,673,872	58,606
Ser. 17-H06, Class BI, IO, 2.362%, 2/20/67(WAC)	1,745,062	96,350
Ser. 18-H03, Class XI, IO, 2.195%, 2/20/68(WAC)	1,946,225	83,493
Ser. 16-H17, Class KI, IO, 2.055%, 7/20/66(WAC)	958,663	38,553
Ser. 16-H03, Class DI, IO, 2.031%, 12/20/65(WAC)	2,073,731	98,431
Ser. 17-H08, Class NI, IO, 2.02%, 3/20/67(WAC)	2,277,718	79,037
Ser. 15-H24, Class AI, IO, 1.859%, 9/20/65(WAC)	1,948,684	54,941
Ser. 18-H05, Class BI, IO, 1.803%, 2/20/68(WAC)	2,044,880	141,864
Ser. 18-H05, Class AI, IO, 1.796%, 2/20/68(WAC)	1,742,927	120,916
Ser. 17-H09, IO, 1.766%, 4/20/67(WAC)	2,232,918	71,576
Ser. 15-H25, Class EI, IO, 1.708%, 10/20/65(WAC)	1,643,420	75,269
Ser. 17-H10, Class MI, IO, 1.695%, 4/20/67(WAC)	3,008,684	92,667
Ser. 16-H16, Class EI, IO, 1.667%, 6/20/66(WAC)	1,570,902	73,989
FRB Ser. 15-H08, Class CI, IO, 1.635%, 3/20/65(WAC)	1,143,443	49,397
Ser. 15-H23, Class BI, IO, 1.591%, 9/20/65(WAC)	2,275,851	90,806
Ser. 17-H11, Class DI, IO, 1.558%, 5/20/67(WAC)	1,507,376	80,832
Ser. 16-H06, Class DI, IO, 1.531%, 7/20/65(WAC)	3,189,557	64,461
Ser. 16-H24, Class CI, IO, 1.53%, 10/20/66(WAC)	1,588,634	70,694
Ser. 16-H14, IO, 1.51%, 6/20/66(WAC)	1,188,318	41,794
Ser. 15-H25, Class AI, IO, 1.447%, 9/20/65(WAC)	3,454,440	130,232
Ser. 13-H08, Class CI, IO, 1.422%, 2/20/63(WAC)	1,814,807	55,715
Ser. 14-H21, Class BI, IO, 1.373%, 10/20/64(WAC)	2,015,051	67,706
Ser. 17-H12, Class QI, IO, 1.363%, 5/20/67(WAC)	1,686,871	66,881
Ser. 17-H11, Class TI, IO, 1.252%, 4/20/67(WAC)	1,315,152	85,353
Ser. 16-H23, Class NI, IO, 1.178%, 10/20/66(WAC)	5,821,233	195,011
Ser. 16-H24, Class JI, IO, 0.962%, 11/20/66(WAC)	1,868,833	89,125
Ser. 15-H10, Class BI, IO, 0.934%, 4/20/65(WAC)	1,422,590	55,623
Ser. 16-H09, Class BI, IO, 0.902%, 4/20/66(WAC)	2,889,554	136,387
Ser. 16-H22, Class AI, IO, 0.613%, 10/20/66(WAC)	1,942,818	67,062
Ser. 17-H16, Class JI, IO, 0.377%, 8/20/67(WAC)	2,401,855	125,962
Ser. 16-H10, Class AI, IO, 0.268%, 4/20/66(WAC)	3,204,013	68,595
Ser. 17-H16, Class IB, IO, 0.211%, 8/20/67(WAC)	2,043,715	69,411
Ser. 16-H03, Class AI, IO, 0.125%, 1/20/66(WAC)	1,514,809	45,557
Ser. 16-H06, Class CI, IO, 0.092%, 2/20/66(WAC)	3,308,082	52,433
Ser. 17-H16, Class IG, IO, 0.006%, 7/20/67(WAC)	2,276,110	65,677
Ser. 16-H02, Class HI, IO, 0.002%, 1/20/66(WAC)	2,303,051	52,510

		27,512,790
Commercial mortgage-backed securities (10.2%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	261,000	150,798
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	9,379	9,285
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.187%, 4/10/51(WAC)	261,000	191,151
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	420,000	290,011
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.699%, 2/10/50(WAC)	174,000	152,862
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	460,000	325,936
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	818,383
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	326,000	275,462
Citigroup Commercial Mortgage Trust Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	246,000	253,803
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.081%, 4/10/47(WAC)	283,000	268,187
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	177,355	177,050
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.926%, 6/10/47(WAC)	116,000	104,862
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	295,962
FRB Ser. 13-CR9, Class D, 4.433%, 7/10/45(WAC)	289,000	242,317
FRB Ser. 15-LC19, Class E, 4.356%, 2/10/48(WAC)	257,000	215,248
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 5.989%, 9/15/35	158,000	157,259
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.901%, 4/15/50(WAC)	307,000	205,609
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.541%, 2/10/46(WAC)	237,000	230,493
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	195,000	192,826
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	265,000	242,895
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.431%, 5/10/45(WAC)	109,104	98,193
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	599,000	421,159
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.947%, 2/15/47(WAC)	787,000	516,025
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	350,000	207,084
FRB Ser. 14-C18, Class E, 4.447%, 2/15/47(WAC)	381,000	189,712
FRB Ser. 14-C25, Class D, 4.084%, 11/15/47(WAC)	194,000	127,140
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	376,785
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	230,179
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.303%, 4/15/46(WAC)	408,000	318,796
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.709%, 2/15/46(WAC)	401,000	72,308
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	512,282
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 12-C6, Class C, 4.536%, 11/15/45(WAC)	232,000	220,762
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46(WAC)	750,000	52,714
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	347,000	299,199
FRB Ser. 13-C10, Class D, 4.206%, 7/15/46(WAC)	478,000	330,856
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	256,565
Ser. 14-C19, Class D, 3.25%, 12/15/47	240,000	207,174
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,521	85,931
FRB Ser. 18-H3, Class C, 5.025%, 7/15/51(WAC)	178,000	158,658
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 6.834%, 3/25/50	577,000	539,024
FRB Ser. 19-01, Class M10, 6.334%, 10/25/49	343,393	325,606
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 5.531%, 6/25/37	376,292	371,151
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 6.268%, 1/19/37	217,000	215,373
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	5
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.148%, 1/15/59(WAC)	272,000	234,003
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	213,000	183,514
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.432%, 7/15/46(WAC)	513,000	202,402
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	125,333
Ser. 16-C33, Class D, 3.123%, 3/15/59	492,000	402,893
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.203%, 3/15/46(WAC)	160,000	154,941
FRB Ser. 13-UBS1, Class E, 5.203%, 3/15/46(WAC)	192,000	184,193
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	703,167
FRB Ser. 12-C7, Class E, 4.814%, 6/15/45(WAC)	875,000	115,503
FRB Ser. 13-C15, Class D, 4.671%, 8/15/46(WAC)	1,231,000	741,652
FRB Ser. 12-C10, Class D, 4.534%, 12/15/45(WAC)	694,000	518,948
Ser. 12-C7, Class F, 4.50%, 6/15/45 (In default)(NON)(WAC)	2,611,277	26

		14,499,660
Residential mortgage-backed securities (non-agency) (10.8%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.366%, 11/27/36(WAC)	275,869	220,695
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 3.339%, 10/25/35(WAC)	162,623	137,089
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 7.834%, 10/25/27 (Bermuda)	220,000	222,955
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 3.264%, 11/25/47	115,431	100,549
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (ICE LIBOR USD 1 Month + 0.35%), 3.434%, 3/25/37	540,385	472,339
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 3.674%, 11/20/35	166,753	147,255
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 3.509%, 12/25/35	321,162	226,276
FRB Ser. 06-OA10, Class 2A1, (ICE LIBOR USD 1 Month + 0.38%), 3.464%, 8/25/46	136,109	110,491
FRB Ser. 06-OA10, Class 3A1, (ICE LIBOR USD 1 Month + 0.38%), 3.464%, 8/25/46	191,602	165,134
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 3.464%, 8/25/46	928,350	768,471
FRB Ser. 07-OH1, Class A1D, (ICE LIBOR USD 1 Month + 0.21%), 3.294%, 4/25/47	87,630	71,232
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 2.604%, 9/25/35	272,478	239,637
FRB Ser. 06-OA7, Class 1A1, 2.481%, 6/25/46(WAC)	593,109	534,628
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.044%, 6/25/46	181,020	156,928
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (ICE LIBOR USD 1 Month + 10.00%), 13.084%, 7/25/28	1,021,803	1,123,560
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 12.434%, 4/25/28	517,915	534,423
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 11.884%, 3/25/28	323,714	325,875
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (ICE LIBOR USD 1 Month + 7.55%), 10.634%, 12/25/27	407,389	419,350
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (ICE LIBOR USD 1 Month + 4.50%), 7.584%, 2/25/24	147,514	147,865
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 14.084%, 10/25/48	333,000	366,759
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 13.584%, 3/25/49	152,000	159,468
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 13.084%, 8/25/50	135,000	151,681
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (ICE LIBOR USD 1 Month + 9.35%), 12.434%, 6/25/50	237,000	260,235
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (ICE LIBOR USD 1 Month + 7.75%), 10.834%, 9/25/48	389,000	379,761
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 10/25/48	163,000	168,145
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 6.184%, 3/25/50	90,746	91,971
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	217,791
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (ICE LIBOR USD 1 Month + 12.25%), 15.334%, 9/25/28	967,810	1,079,548
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.834%, 10/25/28	496,284	537,678
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 14.834%, 8/25/28	270,932	297,083
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (ICE LIBOR USD 1 Month + 10.75%), 13.834%, 1/25/29	89,646	94,858
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 8.784%, 4/25/28	469,120	485,716
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 8.634%, 4/25/28	55,773	57,652
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 8.584%, 9/25/29	242,000	256,018
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.934%, 10/25/29	407,000	423,850
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 7.584%, 12/25/30	451,000	463,860
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 7.534%, 5/25/30	22,000	22,555
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 7.534%, 2/25/30	30,000	30,984
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (ICE LIBOR USD 1 Month + 4.25%), 7.334%, 1/25/31	317,000	323,874
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 7.084%, 5/25/25	6,812	6,929
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (ICE LIBOR USD 1 Month + 3.55%), 6.634%, 7/25/30	120,000	119,550
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (ICE LIBOR USD 1 Month + 2.85%), 5.934%, 11/25/29	160,707	160,706
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (ICE LIBOR USD 1 Month + 4.10%), 7.184%, 9/25/31	505,000	502,082
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 6.781%, 1/25/42	148,000	130,703
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 6.734%, 2/25/40	276,000	273,366
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 6.334%, 1/25/40	155,000	145,910
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 3.444%, 5/25/36	509,705	140,286
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (ICE LIBOR USD 1 Month + 0.31%), 3.394%, 5/25/37	131,051	96,641
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 3.513%, 5/19/35	173,622	61,438
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (ICE LIBOR USD 1 Month + 0.20%), 3.484%, 6/25/37	214,534	93,433
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (ICE LIBOR USD 1 Month + 0.23%), 2.312%, 2/26/37	163,825	140,221
MortgageIT Trust FRB Ser. 05-3, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 3.879%, 8/25/35	43,351	40,518
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (ICE LIBOR USD 1 Month + 0.16%), 3.404%, 1/25/37	223,514	193,943
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 3.264%, 1/25/37	216,328	188,615
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	182,637
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (ICE LIBOR USD 1 Month + 0.17%), 3.254%, 7/25/47	122,914	96,295
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (ICE LIBOR USD 1 Month + 0.70%), 3.784%, 12/25/45	337,048	298,048
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD 1 Month + 0.30%), 3.384%, 5/25/36	420,477	335,115

		15,200,675

Total mortgage-backed securities (cost $67,990,612)		$57,213,125

CORPORATE BONDS AND NOTES (16.2%)(a)
		Principal amount	Value
Basic materials (1.3%)
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		$15,000	$13,844
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		34,000	30,932
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		76,000	69,949
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		40,000	33,228
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		25,000	22,206
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		60,000	46,028
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		95,000	83,569
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		75,000	69,902
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		30,000	28,392
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		410,000	334,150
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	105,422
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		$50,000	43,811
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	45,023
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		240,000	200,232
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	61,845
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		$95,000	71,250
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	28,500
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		15,000	11,953
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		15,000	11,189
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	17,220
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		66,000	55,092
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		90,000	77,400
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		55,000	32,450
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		245,000	238,263
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		51,000	43,841

			1,775,691
Capital goods (1.0%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	69,000
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		58,000	56,795
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		80,000	64,661
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		15,000	12,600
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		20,000	16,670
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		120,000	98,035
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	24,096
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		20,000	16,870
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		95,000	78,613
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		20,000	18,713
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	176,318
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		181,000	176,891
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		403,000	350,489
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		100,000	80,831
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	52,327
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		96,000	77,280
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		111,000	111,061

			1,481,250
Communication services (1.7%)
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	53,387
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		382,000	334,372
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		50,000	40,563
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	39,542
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		38,000	29,148
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		46,000	42,550
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		200,000	174,500
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	142,153
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		74,000	63,796
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		105,000	93,713
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		24,000	18,138
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		30,000	24,577
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		75,000	67,217
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		560,000	429,800
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		71,000	58,758
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		106,000	108,915
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	108,605
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		93,000	93,950
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		40,000	35,481
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		55,000	50,756
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	52,380
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	15,722
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		45,000	37,154
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	109,505
Ziggo BV company guaranty sr. bonds Ser. REGS, 2.875%, 1/15/30 (Netherlands)	EUR	150,000	107,683

			2,332,365
Consumer cyclicals (2.5%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		$55,000	45,650
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	39,365
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		45,000	35,213
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	12,420
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		45,000	39,150
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		60,000	46,519
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	39,825
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		235,000	226,752
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		15,000	12,363
Carnival Corp. 144A notes 10.50%, 2/1/26		36,000	35,619
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		90,000	63,050
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		38,000	33,155
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	20,219
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		90,000	21,681
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		50,000	12,250
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		200,000	156,000
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		95,000	85,512
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	89,925
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		15,000	12,488
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	85,815
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	92,864
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$47,000	36,660
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	30,959
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		50,000	38,225
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		70,000	58,856
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	17,849
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		80,000	66,801
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		70,000	58,344
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		8,000	7,020
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		75,000	63,665
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		35,000	34,845
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		45,000	37,808
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		15,000	14,780
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		232,000	222,119
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	102,225
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		17,000	15,502
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		195,000	151,211
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		100,000	85,058
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	39,774
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		35,000	24,616
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		375,000	331,841
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	8,449
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	77,973
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	83,253
Techem Verwaltungsgesell notes Ser. REGS, 2.00%, 7/15/25 (Germany)	EUR	310,000	265,535
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		$13,000	10,601
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		19,000	18,050
Verisure Holding AB company guaranty sr. notes Ser. REGS, 3.25%, 2/15/27 (Sweden)	EUR	300,000	238,455
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		$40,000	30,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		56,000	49,291
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		97,000	78,395

			3,503,995
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	69,200
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	25,380
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		320,000	257,920
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	12,181
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		320,000	288,000
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26		110,000	89,360
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	63,499
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		70,000	59,238
Loxam SAS company guaranty sr. notes Ser. REGS, 4.25%, 4/15/24 (France)	EUR	300,000	282,584
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	250,000	206,793
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$28,000	24,990
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		25,000	18,875
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		20,000	16,425
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	43,688
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	115,000	99,402
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$30,000	28,077
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		164,000	160,028
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		85,000	78,200
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		20,000	17,733
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		45,000	35,964
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	39,326

			1,916,863
Energy (4.5%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		55,000	55,275
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		327,000	263,976
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	27,910
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		201,000	175,977
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		465,000	409,381
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		75,000	62,886
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		5,000	3,839
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		45,000	42,750
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		76,000	68,208
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		75,000	67,789
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		165,000	152,217
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		470,000	447,026
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	68,310
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		41,000	38,335
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,330
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		90,000	78,807
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		25,000	20,188
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		282,000	267,690
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		144,000	126,863
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		165,000	151,084
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		56,689	56,412
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		93,000	89,978
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		555,000	555,000
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		20,000	20,061
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		160,000	166,677
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		60,000	58,722
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	282,150
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	434,160
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		246,000	223,614
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	34,738
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,293,000	907,201
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		151,000	132,212
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		150,000	144,375
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		12,000	11,404
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		125,000	120,000
Southwestern Energy Co. company guaranty sr. unsec. bonds 4.75%, 2/1/32		147,000	123,201
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		278,000	250,492
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		185,000	167,758
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		25,760	24,021

			6,340,017
Financials (1.9%)
Aedas Homes Opco SLU company guaranty sr. notes Ser. REGS, 4.00%, 8/15/26 (Spain)	EUR	150,000	125,140
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		$25,000	21,354
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	100,000	83,680
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		$155,000	108,113
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		200,000	183,750
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		110,000	90,886
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	39,375
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	28,125
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		55,000	48,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	81,305
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		20,000	17,510
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		113,000	90,951
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		75,000	75,473
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		120,000	118,344
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		980,000	837,753
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		124,000	92,833
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		20,000	18,400
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	76,950
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		170,000	124,674
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	60,464
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	45,070
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		122,000	94,550
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	76,946
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		85,000	73,656
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 6.50%, perpetual maturity (Netherlands)	EUR	94,525	84,765
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia) (In default)(NON)(F)		$300,000	—

			2,698,880
Health care (1.0%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		10,723	10,643
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		44,000	30,360
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		19,064	15,346
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		3,813	2,078
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		265,000	209,864
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		45,000	36,225
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	36,900
Chrome Bidco SASU company guaranty sr. notes Ser. REGS, 3.50%, 5/31/28 (France)	EUR	150,000	117,409
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		$110,000	95,237
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		215,000	189,800
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	172,750
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		20,000	16,900
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		50,000	39,256
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	118,141
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		35,000	27,373
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		35,000	28,147
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	22,241
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		110,000	98,702
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		102,000	94,786
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		45,000	37,271
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		70,000	64,120

			1,463,549
Technology (0.6%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		30,000	23,400
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		40,000	38,028
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		201,000	168,840
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		106,000	89,427
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		85,000	71,800
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		110,000	81,400
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		84,000	66,885
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		50,000	39,249
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		95,000	76,713
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		178,000	145,237

			800,979
Transportation (—%)
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		35,000	28,960
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		35,000	31,238

			60,198
Utilities and power (0.3%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	31,852
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	20,932
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	29,750
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		22,000	20,738
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		75,000	66,074
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		13,000	9,490
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		175,000	136,508
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		118,000	103,250
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		46,000	40,581
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	34,084

			493,259

Total corporate bonds and notes (cost $27,370,783)			$22,867,046

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.8%)(a)
		Principal amount	Value
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		$1,590,000	$1,208,400
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Cote d'lvoire)		520,364	444,912
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	250,000	179,222
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$275,000	247,844
Cote d'lvoire (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Cote d'lvoire)	EUR	245,000	175,155
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		$260,000	248,625
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		185,000	139,213
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	365,850
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		365,000	356,788
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		205,000	191,163
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	262,238
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	196,467
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		290,000	166,754
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		880,000	612,688
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana)		1,130,000	589,013
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana)		850,000	337,875
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,093,842
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,045,000	980,138
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		133,000	137,990
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	210,376
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	155,998
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		840,000	628,950
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		1,310,000	786,461
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		910,000	697,682
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	592,728

Total foreign government and agency bonds and notes (cost $13,751,693)			$11,006,372

CONVERTIBLE BONDS AND NOTES (3.9%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	$68,000	$56,236
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	35,000	39,918

		96,154
Communication services (0.3%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	57,000	41,040
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	142,000	97,696
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	35,925
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	61,000	63,135
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	151,000	136,127

		373,923
Consumer cyclicals (0.6%)
Alarm.com Holdings, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	42,510
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	57,200
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	36,000	28,098
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	68,000	81,688
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	42,000	39,900
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	67,000	43,244
Expedia Group, Inc. company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	81,000	70,060
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	113,000	103,339
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	78,000	55,497
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	30,000	37,089
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	30,000	29,445
NCL Corp., Ltd. 144A company guaranty cv. sr. unsec. notes 2.50%, 2/15/27	65,000	42,575
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	82,000	86,387
Shift4 Payments, Inc. cv. sr. unsec. sub. notes zero %, 12/15/25	76,000	67,070
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	101,000	87,933
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	30,000	31,369

		903,404
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	115,000	95,220
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	54,000	43,470
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	55,000	42,522
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	63,000	47,501
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	148,000	114,108
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	40,000	34,100
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	60,000	39,788
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	76,000	63,073
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	60,000	43,878
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	72,000	48,240
Zillow Group, Inc. cv. sr. unsec. notes 2.75%, 5/15/25	36,000	32,724

		604,624
Energy (0.2%)
Enphase Energy, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	76,000	90,212
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	24,000	51,984
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25, (Israel)	42,000	45,717
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	83,000	78,954

		266,867
Financials (0.1%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	48,000	47,342
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	65,000	44,166

		91,508
Health care (0.6%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	54,000	53,627
CONMED Corp. 144A cv. sr. unsec. notes 2.25%, 6/15/27	31,000	26,660
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	71,000	65,409
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	112,000	70,840
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	37,000	26,925
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	122,000	103,243
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	55,390
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	42,000	42,656
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	94,000	88,654
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	35,000	49,105
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	35,000	37,135
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	78,000	76,538
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	44,000	39,578
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	58,000	42,415

		778,175
Technology (1.4%)
3D Systems Corp. 144A cv. sr. unsec. notes zero %, 11/15/26	47,000	32,383
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	143,000	133,062
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	61,000	61,976
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	75,000	56,513
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	73,000	56,977
Blackline, Inc. cv. sr. unsec. notes zero %, 3/15/26	38,000	30,742
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	52,000	57,252
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	57,000	45,971
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	114,000	87,609
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	51,000	58,013
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	27,000	32,063
DigitalOcean Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/26	47,000	34,075
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	57,000	48,425
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	35,373
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	62,000	55,614
Impinj, Inc. 144A cv. sr. unsec. notes 1.125%, 5/15/27	47,000	46,308
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	112,000	104,440
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	22,000	25,652
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	98,000	76,097
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	52,000	68,562
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	45,000	76,050
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	58,000	46,618
Perficient, Inc. 144A cv. sr. unsec. notes 0.125%, 11/15/26	28,000	20,720
Rapid7, Inc. cv. sr. unsec. notes 0.25%, 3/15/27	52,000	39,450
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	74,000	62,253
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	49,000	58,006
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	78,000	53,781
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	121,000	95,200
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	56,000	43,960
Twitter, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	53,000	48,517
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	34,000	32,130
Unity Software, Inc. 144A cv. sr. unsec. notes zero %, 11/15/26	76,000	55,100
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	40,000	44,740
Wolfspeed, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 2/15/28	61,000	63,959
Ziff Davis, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	68,000	62,798
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	36,000	45,846

		1,996,235
Transportation (0.1%)
American Airlines Group, Inc. company guaranty cv. notes 6.50%, 7/1/25	60,000	60,510
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	61,000	43,310
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	96,000	109,584

		213,404
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	87,000	86,822
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	75,000	79,838

		166,660

Total convertible bonds and notes (cost $6,581,245)		$5,490,954

SENIOR LOANS (1.1%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 7.46%, 4/20/28	$45,000	$43,515
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 6.784%, 10/19/27	73,692	68,810
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 6.365%, 7/31/27	24,687	20,774
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 6.952%, 6/21/24	157,375	136,582
Cengage Learning, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.75%), 7.814%, 6/29/26	143,550	129,621
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 6.306%, 8/21/26	167,643	149,254
Cornerstone Building Brands, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.25%), 6.068%, 4/12/28	76	67
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 7.424%, 5/27/28	79,000	76,103
Diamond Sports Group, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 5.946%, 8/24/26	77,614	14,802
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 8.115%, 7/22/27	59,150	54,958
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 1.75%), 4.314%, 2/4/27	50,709	48,142
Envision Healthcare Corp. bank term loan FRN (US SOFR Compounded Index + 4.25%), 6.83%, 3/31/27	22,734	9,889
Envision Healthcare Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 6.325%, 3/31/27	55,666	14,288
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 4.00%), 7.034%, 1/12/29	125	116
Filtration Group Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 3.50%), 6.621%, 10/19/28	9,900	9,376
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 6.814%, 10/2/25	191,588	165,627
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 7.115%, 12/1/27	73,875	70,155
IRB Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.00%), 6.208%, 12/15/27	88	82
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	19,633	16,590
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 7.752%, 4/22/27	54,897	40,075
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.87%, 1/29/28	44,887	42,381
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 9.32%, 8/31/29	45,000	43,144
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 11.125%, 2/28/26	55,000	33,000
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 7.365%, 11/28/25	49,375	47,184
Southwestern Energy Co. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 2.50%), 6.203%, 6/8/27	54,588	53,700
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.00%), 6.078%, 5/3/26	94,031	88,584
Terrier Media Buyer, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.615%, 12/17/26	98,338	91,865
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 6.533%, 4/21/28	93,575	89,143
Werner Finco LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 7.674%, 7/24/24	30,217	27,196

Total senior loans (cost $1,796,785)		$1,585,023

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$494,632	$493,396
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 6.334%, 11/25/55	469,000	437,488
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 5.084%, 11/25/55	350,000	326,669

Total asset-backed securities (cost $1,265,206)		$1,257,553

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$15,045,100	$2,407
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00	2,490,200	239,159
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00	2,490,200	229,397
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75	2,490,200	209,102

Total purchased swap options outstanding (cost $892,931)			$680,065

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Call)	Oct-22/$101.00	$24,324,213	$25,000,000	$25

Total purchased options outstanding (cost $140,625)				$25

COMMON STOCKS (—%)(a)
	Shares	Value
Chord Energy Corp.	313	$42,809
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	12,961

Total common stocks (cost $33,888)		$55,770

SHORT-TERM INVESTMENTS (36.5%)(a)
		Principal amount/ shares	Value
Credit Agricole Corporate & Investment Bank/New York commercial paper 3.702%, 12/20/22 (France)		$1,000,000	$992,060
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	33,025,353	33,025,353
Societe Generale SA commercial paper 3.148%, 12/9/22 (France)		$1,250,000	1,241,906
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	802,000	802,000
Sumitomo Mitsui Trust Bank, Ltd./Singapore commercial paper 2.840%, 10/18/22 (Singapore)		$800,000	798,772
U.S. Treasury Bills 2.909%, 11/22/22(SEGSF)(SEGCCS)		3,100,000	3,087,369
U.S. Treasury Bills 2.820%, 11/25/22(SEGSF)(SEGCCS)(SEGTBA)		2,600,000	2,589,230
U.S. Treasury Bills 2.809%, 11/15/22(SEGSF)(SEGCCS)		2,000,000	1,993,233
U.S. Treasury Bills 2.803%, 11/8/22(SEG)(SEGSF)(SEGCCS)		1,600,000	1,595,666
U.S. Treasury Bills 2.698%, 11/1/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		2,300,000	2,295,055
U.S. Treasury Bills 2.617%, 10/25/22(SEGSF)(SEGCCS)(SEGTBA)		1,000,000	998,451
U.S. Treasury Bills 2.524%, 10/18/22(SEGSF)(SEGCCS)(SEGTBA)		2,200,000	2,197,680

Total short-term investments (cost $51,615,793)			$51,616,775
TOTAL INVESTMENTS

Total investments (cost $290,728,778)			$267,438,036

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $20,608,748) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		New Zealand Dollar	Sell	10/19/22	$3,750	$4,123	$373
		Swedish Krona	Sell	12/21/22	82,350	87,088	4,738
	Barclays Bank PLC
		Canadian Dollar	Sell	10/19/22	49,008	52,360	3,352
		Swiss Franc	Buy	12/21/22	42,909	44,052	(1,143)
	Goldman Sachs International
		Polish Zloty	Buy	12/21/22	172,218	184,250	(12,032)
		Swiss Franc	Buy	12/21/22	1,448,903	1,486,965	(38,062)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/19/22	47,917	51,621	3,704
		British Pound	Sell	12/21/22	721,356	747,876	26,520
		Canadian Dollar	Sell	10/19/22	10,931	11,660	729
		Euro	Sell	12/21/22	5,423	5,447	24
		New Zealand Dollar	Sell	10/19/22	8,003	8,807	804
		Norwegian Krone	Buy	12/21/22	21,393	22,980	(1,587)
		Polish Zloty	Sell	12/21/22	172,218	184,313	12,095
		Swedish Krona	Buy	12/21/22	6,638	7,135	(497)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/21/22	793,570	818,772	(25,202)
		Canadian Dollar	Sell	10/19/22	134,863	142,277	7,414
		Euro	Sell	12/21/22	57,585	59,155	1,570
		Japanese Yen	Sell	11/16/22	204,279	205,352	1,073
		Norwegian Krone	Buy	12/21/22	2,723	2,865	(142)
		Swedish Krona	Buy	12/21/22	851	880	(29)
		Swiss Franc	Buy	12/21/22	7,459	7,620	(161)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/19/22	3,135	3,043	(92)
		British Pound	Buy	12/21/22	104,855	94,435	10,420
		Canadian Dollar	Sell	10/19/22	69,929	75,319	5,390
		Euro	Sell	12/21/22	2,367,178	2,428,142	60,964
		Japanese Yen	Sell	11/16/22	1,246,432	1,369,096	122,664
		New Zealand Dollar	Sell	10/19/22	1,080,799	1,189,630	108,831
		Swiss Franc	Sell	12/21/22	1,839	1,854	15
	NatWest Markets PLC
		Australian Dollar	Buy	10/19/22	2,175	2,325	(150)
		Euro	Sell	12/21/22	4,240	4,300	60
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/19/22	992,181	1,053,092	60,911
		British Pound	Sell	12/21/22	436,078	451,513	15,435
		Canadian Dollar	Sell	10/19/22	140,509	150,125	9,616
		Euro	Sell	12/21/22	2,074,522	2,129,410	54,888
		New Zealand Dollar	Sell	10/19/22	49,700	56,217	6,517
		Norwegian Krone	Sell	12/21/22	223,545	247,227	23,682
		Swedish Krona	Sell	12/21/22	831,162	878,503	47,341
		Swiss Franc	Buy	12/21/22	992,328	1,019,230	(26,902)
	Toronto-Dominion Bank
		British Pound	Sell	12/21/22	23,587	24,403	816
		Canadian Dollar	Sell	10/19/22	1,675,398	1,789,990	114,592
		Japanese Yen	Buy	11/16/22	2,882	3,203	(321)
		Norwegian Krone	Sell	12/21/22	187,559	207,529	19,970
		Swiss Franc	Sell	12/21/22	90,006	92,433	2,427
	UBS AG
		Australian Dollar	Buy	10/19/22	4,030	4,252	(222)
		Canadian Dollar	Sell	10/19/22	21,210	22,623	1,413
		Japanese Yen	Buy	11/16/22	2,103,636	2,338,643	(235,007)
		New Zealand Dollar	Buy	10/19/22	42,423	45,954	(3,531)
		Norwegian Krone	Buy	12/21/22	239	255	(16)
		Swedish Krona	Sell	12/21/22	4,473	4,730	257
		Swiss Franc	Sell	12/21/22	305	275	(30)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/19/22	124,175	131,817	7,642
		British Pound	Buy	12/21/22	12,632	13,030	(398)
		Euro	Buy	12/21/22	567,365	583,355	(15,990)
		New Zealand Dollar	Sell	10/19/22	47,013	51,750	4,737
		Swiss Franc	Buy	12/21/22	5,314	5,447	(133)

	Unrealized appreciation						740,984

	Unrealized (depreciation)						(361,647)

	Total						$379,337
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	239	$49,088,360	$49,088,360	Dec-22	$755,345
U.S. Treasury Note Ultra 10 yr (Short)	11	1,303,328	1,303,328	Dec-22	85,037

Unrealized appreciation					840,382

Unrealized (depreciation)					—

Total					$840,382

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/22 (premiums $4,819,396) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$15,045,100	$457,672
Citibank, N.A.
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		16,195,700	1,851,330
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		2,578,300	56,542
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		2,578,300	334,947
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	43,714
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	1,390,800	239,177
JPMorgan Chase Bank N.A.
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		$2,242,700	13,994
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		2,242,700	228,083
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		9,328,700	236,296
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		9,328,700	597,690
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	3,059,700	75,596
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	3,059,700	441,193
Morgan Stanley & Co. International PLC
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		$2,490,200	61,632
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		2,490,200	127,722
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		2,490,200	143,411
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,100,100	40,330
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,100,100	41,760
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		1,100,100	89,218
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		1,100,100	91,033
Toronto-Dominion Bank
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		405,900	144,383
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		202,900	2,295
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		2,990,900	53,148
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		2,990,900	397,461

Total				$5,768,627

WRITTEN OPTIONS OUTSTANDING at 9/30/22 (premiums $140,625) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 5.00% TBA commitments (Put)	Oct-22/$101.00	$24,324,213	$25,000,000	$921,700

Total				$921,700

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		$34,881,900	$(401,142)	$1,056,922
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		34,881,900	(401,142)	(254,987)
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25		31,126,500	(504,713)	(451,957)
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245		31,126,500	(507,421)	(455,381)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	207,213
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		19,578,400	413,594	(1,824,511)
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	40,177
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(311,407)
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41		10,894,300	155,203	154,154
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42		10,894,300	154,898	153,828
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		10,000,600	(483,029)	(353,921)
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		6,315,600	(381,146)	711,768
(2.35)/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	380,342
2.35/3 month USD-LIBOR-ICE/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(290,671)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	58,604
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	27,246
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		4,211,100	306,358	(34,699)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	(125,272)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	349,826
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(122,000)
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,287,800	190,574	51,064
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		2,287,800	190,574	(70,350)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,813,100	256,191	(4,442)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,813,100	256,191	(40,704)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	232,361
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(126,786)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	4,069
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		1,667,600	130,240	(10,723)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	182,678
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(64,523)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	96,412
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(58,045)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	107,133
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(63,092)
Citibank, N.A.
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999		18,551,700	(137,283)	(126,708)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	678,528
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	(219,148)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394		8,029,300	(97,155)	(2,080)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	179,693
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(45,947)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	54,439
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(383,573)
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		6,622,600	(135,101)	284,970
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		6,622,600	(135,101)	(133,247)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	306,367
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		5,420,500	(400,304)	(135,838)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	567,778
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		3,368,400	(252,125)	(239,224)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	501,986
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		2,907,200	(219,348)	(208,679)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	490,788
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		2,850,600	(210,731)	(199,941)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	56,816
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(29,650)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	66,868
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(30,347)
(2.842)/US SOFR/Nov-32 (Written)	Nov-22/2.842		1,401,100	12,330	10,410
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	18,379
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(49,394)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	140,266
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(22,829)
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	23,942
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(58,260)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	81,528,100	261,576	205,347
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	40,764,100	(257,143)	(204,149)
Deutsche Bank AG
(1.818)/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	273,200	42,770	2,945
1.818/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	273,200	42,770	(16,346)
Goldman Sachs International
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		$6,473,300	94,510	(647,913)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		5,223,200	108,120	(621,404)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	192,336
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		5,162,000	(665,898)	(73,146)
(2.544)/US SOFR/Nov-32 (Purchased)	Nov-22/2.544		4,002,000	(82,041)	255,168
2.544/US SOFR/Nov-32 (Purchased)	Nov-22/2.544		4,002,000	(82,041)	(80,440)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	147,129
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	(67,247)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	10,326
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(24,551)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	65,834
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(468,039)
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	44,845
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(151,875)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$8,128,800	173,448	132,012
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		8,128,800	173,448	(520,081)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	93,959
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(269,033)
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	82,809
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(233,010)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	38,258
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		1,715,600	145,311	(48,071)
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	64,055
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(159,453)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	39,608
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		1,334,500	78,869	(102,770)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	131,480
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(79,841)
(3.315)/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	28,890
3.315/6 month AUD-BBR-BBSW/May-52 (Purchased)	May-32/3.315	AUD	3,645,300	(306,536)	(33,274)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	187,395
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(73,438)
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	41,890
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	(170,647)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	113,788
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(32,748)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	103,922
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(24,334)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	104,499
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(29,812)
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	63,415
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	2,342
Morgan Stanley & Co. International PLC
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075		$31,126,500	(468,454)	(429,857)
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195		31,126,500	(494,133)	(446,665)
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36		10,894,300	154,154	153,065
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375		10,894,300	146,256	145,439
(2.5375)/US SOFR/Nov-32 (Purchased)	Nov-22/2.5375		10,756,300	(227,496)	684,423
2.5375/US SOFR/Nov-32 (Purchased)	Nov-22/2.5375		10,756,300	(227,496)	(222,763)
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	199,171
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(357,043)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(29,606)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(32,944)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	16,400
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(41,912)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	13,393
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		339,500	(43,032)	(8,589)
(2.106)/Sterling Overnight Index Average/Nov-32 (Written)	Nov-22/2.106	GBP	8,874,000	234,383	214,019
2.206/Sterling Overnight Index Average/Nov-32 (Written)	Nov-22/2.206	GBP	8,874,000	234,383	(1,555,399)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		$1,406,300	(73,549)	128,564
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(43,792)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	41,759
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(59,677)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	23,551
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(9,292)
UBS AG
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	150,620
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	(33,356)
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	90,307
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(26,462)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	280,936
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(49,390)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		1,910,600	50,774	39,435
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		1,910,600	50,774	(172,145)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	152,218
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(44,832)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		703,100	(63,455)	149,008
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		703,100	(63,455)	(62,274)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	54,778
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(22,757)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	10,314
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	800,600	(48,611)	(6,852)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	221,805
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(53,589)
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	109,083
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,143,800	(158,580)	(40,949)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	97,248
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(30,761)
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	23,495
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(74,364)

Unrealized appreciation					12,346,310

Unrealized (depreciation)					(14,535,228)

Total					$(2,188,918)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/22 (proceeds receivable $39,496,251) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 10/1/52	$7,000,000	10/13/22	$6,810,779
Uniform Mortgage-Backed Securities, 4.00%, 10/1/52	2,000,000	10/13/22	1,853,750
Uniform Mortgage-Backed Securities, 3.50%, 10/1/52	2,000,000	10/13/22	1,798,437
Uniform Mortgage-Backed Securities, 3.00%, 10/1/52	8,000,000	10/13/22	6,955,000
Uniform Mortgage-Backed Securities, 2.50%, 10/1/52	13,000,000	10/13/22	10,908,828
Uniform Mortgage-Backed Securities, 2.00%, 10/1/52	12,000,000	10/13/22	9,709,876

Total			$38,036,670

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,817,200	$538,367		$118,004	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(424,050)
		8,610,000	368,766		416	12/23/23	0.695% — Annually	US SOFR — Annually	384,668
		6,867,000	742,941		590	12/23/26	1.085% — Annually	US SOFR — Annually	732,210
		3,221,000	573,113		389	12/23/31	1.285% — Annually	US SOFR — Annually	563,145
		1,426,000	438,039		(2,539)	12/23/51	US SOFR — Annually	1.437% — Annually	(434,293)
		11,649,000	498,694		(1,185)	12/24/23	0.697% — Annually	US SOFR — Annually	514,527
		2,714,000	292,596		(363)	12/24/26	1.096% — Annually	US SOFR — Annually	284,773
		5,265,000	936,959		(2,350)	12/24/31	1.285% — Annually	US SOFR — Annually	918,136
		6,694,000	2,058,740		(3,618)	12/24/51	1.435% — Annually	US SOFR — Annually	2,027,730
		3,035,000	882,366		(495)	12/31/51	1.525% — Annually	US SOFR — Annually	865,080
		1,201,000	128,111		(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(125,022)
		315,000	54,419		5,672	12/31/31	US SOFR — Annually	1.355% — Annually	(47,526)
		813,100	40,265	(E)	(18)	1/15/47	1.724% — Annually	US SOFR — Annually	40,247
		1,953,000	511,881		(67)	1/21/52	1.679% — Annually	US SOFR — Annually	499,368
		1,337,000	363,651		(46)	1/19/52	US SOFR — Annually	1.626% — Annually	(356,503)
		967,000	257,909		(33)	2/1/52	1.6545% — Annually	US SOFR — Annually	252,069
		9,459,000	1,081,826		(2,301)	2/15/29	US SOFR — Annually	1.681% — Annually	(1,031,830)
		3,248,100	741,476		(111)	2/24/52	US SOFR — Annually	1.86% — Annually	(721,407)
		2,170,000	532,995		(74)	2/29/52	1.7674% — Annually	US SOFR — Annually	522,400
		2,392,000	343,730		(32)	2/29/32	US SOFR — Annually	1.75% — Annually	(330,873)
		8,640,000	760,925		(70)	2/28/27	1.675% — Annually	US SOFR — Annually	717,389
		16,660,000	636,912		(63)	2/29/24	US SOFR — Annually	1.47709% — Annually	(572,862)
		6,030,000	673,973		(69)	3/1/29	US SOFR — Annually	1.7355% — Annually	(638,014)
		1,267,400	188,893		(17)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(189,913)
		6,645,800	1,063,860		(88)	3/9/32	1.5475% — Annually	US SOFR — Annually	1,035,745
		6,890,200	1,106,291		(91)	3/9/32	1.5415% — Annually	US SOFR — Annually	1,078,650
		3,632,000	527,112		(48)	3/11/32	1.737% — Annually	US SOFR — Annually	511,352
		24,040,000	2,360,007		687,099	3/21/29	US SOFR — Annually	1.986% — Annually	(1,573,790)
		471,000	12,623		(2)	4/7/24	US SOFR — Annually	2.4485% — Annually	(9,416)
		98,000	5,596		(1)	4/7/27	2.469% — Annually	US SOFR — Annually	4,947
		103,000	10,151		(1)	4/7/23	2.3305% — Annually	US SOFR — Annually	9,546
		41,000	7,508		(1)	4/7/52	US SOFR — Annually	2.1005% — Annually	(7,309)
		4,954,000	422,675		(66)	4/14/32	2.4975% — Annually	US SOFR — Annually	382,759
		4,078,000	563,457		(139)	4/14/52	US SOFR — Annually	2.3395% — Annually	(534,558)
		1,064,000	60,308		(9)	4/14/27	2.483% — Annually	US SOFR — Annually	53,165
		2,385,000	66,255		(9)	4/14/24	US SOFR — Annually	2.403% — Annually	(50,993)
		10,918,500	531,403		(103)	5/2/27	US SOFR — Annually	2.685% — Annually	(455,683)
		17,016,700	452,644		(64)	5/25/24	2.5945% — Annually	US SOFR — Annually	387,850
		867,000	93,203		(30)	5/25/52	US SOFR — Annually	2.501% — Annually	(89,634)
		688,300	36,858	(E)	(23)	5/28/57	2.40% — Annually	US SOFR — Annually	36,835
		899,000	58,525		(12)	6/7/32	US SOFR — Annually	2.7565% — Annually	(54,178)
		1,407,000	119,032		(48)	6/7/52	US SOFR — Annually	2.622% — Annually	(114,000)
		26,491,500	1,577,834		(351)	6/8/32	US SOFR — Annually	2.825% — Annually	(1,474,451)
		1,288,200	252,874		(161,687)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	84,185
		20,580,500	311,795		(78)	6/15/24	US SOFR — Annually	3.3385% — Annually	(206,869)
		14,265,000	400,276		(115)	6/15/27	3.185% — Annually	US SOFR — Annually	333,339
		1,947,800	77,795		(28)	9/8/32	US SOFR — Annually	3.07% — Annually	(76,844)
		2,988,500	169,866	(E)	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	169,824
		6,692,200	544,946	(E)	(95)	1/31/33	2.545% — Annually	US SOFR — Annually	544,851
		6,692,200	542,135	(E)	(95)	1/31/33	2.55% — Annually	US SOFR — Annually	542,040
		6,303,100	538,978	(E)	(89)	2/1/33	2.495% — Annually	US SOFR — Annually	538,889
		6,769,000	626,809		(90)	8/2/32	US SOFR — Annually	2.4275% — Annually	(625,922)
		6,163,000	571,372	(E)	(87)	2/1/33	2.4075% — Annually	US SOFR — Annually	571,284
		8,710,000	840,167		(115)	8/10/32	US SOFR — Annually	2.382% — Annually	(838,183)
		620,700	19,769	(E)	(12)	4/1/42	US SOFR — Annually	2.63% — Annually	(19,781)
		887,900	64,133	(E)	(13)	3/24/35	US SOFR — Annually	2.39% — Annually	(64,146)
		1,827,800	190,384		(54)	8/10/42	2.645% — Annually	US SOFR — Annually	189,682
		3,098,000	340,346		(6,907)	8/10/42	US SOFR — Annually	2.605% — Annually	(345,958)
		1,270,300	142,007		(37)	8/10/42	2.5915% — Annually	US SOFR — Annually	141,374
		5,122,000	252,054	(E)	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	252,005
		10,439,000	809,336		(138)	8/16/32	US SOFR — Annually	2.613% — Annually	(804,824)
		1,205,300	10,583	(E)	(27)	1/15/47	2.49% — Annually	US SOFR — Annually	10,556
		176,000	10,344		(2)	8/25/32	US SOFR — Annually	2.8415% — Annually	(10,241)
		752,000	31,810	(E)	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	31,798
		10,126,400	151,086		(38)	9/6/24	US SOFR — Annually	3.413% — Annually	(143,484)
		5,999,300	83,630	(E)	(33)	1/15/27	US SOFR — Annually	2.73% — Annually	(83,664)
		5,101,400	215,228		(67)	9/13/32	3.043% — Annually	US SOFR — Annually	212,792
		1,042,200	10,182	(E)	(20)	1/15/41	3.0500% — Annually	US SOFR — Annually	10,162
		613,600	6,793	(E)	(12)	1/15/42	2.9825% — Annually	US SOFR — Annually	6,781
		4,439,000	103,118	(E)	(27,539)	12/21/32	US SOFR — Annually	3.265% — Annually	(130,656)
		2,091,000	62,333		(71)	9/26/52	2.905% — Annually	US SOFR — Annually	61,765
		10,872,000	172,321		(102)	9/26/27	US SOFR — Annually	3.465% — Annually	(168,997)
		659,000	17,029		(9)	9/19/32	3.24% — Annually	US SOFR — Annually	16,792
		83,104,000	67,314	(E)	(85,042)	12/21/24	4.20% — Annually	US SOFR — Annually	(17,728)
		43,416,000	22,576	(E)	82,819	12/21/27	3.80% — Annually	US SOFR — Annually	105,395
		31,235,000	377,006	(E)	(146,736)	12/21/32	3.40% — Annually	US SOFR — Annually	230,270
		4,730,000	44,840	(E)	(39,468)	12/21/52	US SOFR — Annually	3.00% — Annually	(84,309)
		2,740,000	23,153		(36)	9/26/32	US SOFR — Annually	3.449% — Annually	(22,332)
		932,000	727		(32)	9/29/52	3.0575% — Annually	US SOFR — Annually	537
		932,000	196		(32)	9/29/52	3.0605% — Annually	US SOFR — Annually	6
		3,096,250	20,683		(41)	9/29/32	3.6305% — Annually	US SOFR — Annually	(21,348)
		4,344,000	13,293		(35)	9/29/27	US SOFR — Annually	3.884% — Annually	14,195
		3,096,250	23,129		(41)	9/29/32	3.64% — Annually	US SOFR — Annually	(23,796)
		4,344,000	15,769		(35)	9/29/27	US SOFR — Annually	3.8965% — Annually	16,674
		132,000	284		(1)	9/29/24	4.321% — Annually	US SOFR — Annually	(316)
		1,325,000	13,277		(17)	9/29/32	3.67061% — Annually	US SOFR — Annually	(13,564)
		3,003,500	17,541		(24)	9/30/27	US SOFR — Annually	3.6865% — Annually	(17,257)
		3,003,500	17,811		(24)	9/30/27	US SOFR — Annually	3.6845% — Annually	(17,528)
		6,783,000	10,649		(25)	9/30/24	4.1255% — Annually	US SOFR — Annually	10,408
		4,853,000	27,371		(64)	9/30/32	3.4825% — Annually	US SOFR — Annually	27,239
		1,127,000	5,545		(38)	10/3/52	US SOFR — Annually	3.0355% — Annually	(5,583)
		351,000	344		(1)	10/3/24	US SOFR — Annually	4.16% — Annually	(345)
		2,654,000	10,271		(35)	10/3/32	US SOFR — Annually	3.504% — Annually	(10,306)
		2,015,000	7,214		(16)	10/4/27	3.7375% — Annually	US SOFR — Annually	7,197
		1,605,900	6,905	(E)	(23)	10/3/33	3.394% — Annually	US SOFR — Annually	6,883
		4,150,000	5,312		(16)	10/4/24	US SOFR — Annually	4.145% — Annually	(5,328)
		2,580,000	9,133		(34)	10/4/32	US SOFR — Annually	3.508% — Annually	(9,167)
		3,781,000	11,381		(30)	10/4/27	3.75% — Annually	US SOFR — Annually	11,350
		2,168,000	902		(17)	10/4/27	3.826% — Annually	US SOFR — Annually	(919)
	AUD	53,800	7,332	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	7,331
	AUD	181,000	26,516	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	26,515
	AUD	67,200	10,050	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,049
	AUD	104,900	12,307	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	12,305
	AUD	391,500	50,075	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	50,070
	AUD	25,100	5,524	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	5,524
	AUD	1,200,000	139,646		(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(135,442)
	AUD	1,139,000	15,773	(E)	(4,997)	12/21/32	4.21% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	10,776
	CAD	2,170,000	2,278	(E)	8,050	12/21/32	3.69% — Semiannually	3 month CAD-BA-CDOR — Semiannually	5,772
	CHF	1,922,000	11,200	(E)	5	12/21/32	Swiss Average Rate Overnight — Annually	2.01% — Annually	(11,195)
	EUR	347,600	32,322	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	32,309
	EUR	472,900	102,880		(18)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(99,362)
	EUR	522,000	122,929		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	119,561
	EUR	528,600	129,980		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	126,789
	EUR	653,200	173,607		(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	170,001
	EUR	636,800	74,892	(E)	(24)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(74,916)
	EUR	679,000	186,267		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	182,436
	EUR	503,000	124,863	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	124,844
	EUR	458,800	138,545		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	136,375
	EUR	307,000	98,732		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	97,482
	EUR	1,018,300	359,724	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	359,685
	EUR	614,700	252,975	(E)	(23)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(252,998)
	EUR	864,500	369,674		(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	369,169
	EUR	3,365,700	1,210,932		(127)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(1,201,686)
	EUR	401,600	173,376	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	173,361
	EUR	189,700	95,070	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	95,062
	EUR	1,164,500	209,902	(E)	(25)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(209,927)
	EUR	550,400	96,928	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	96,916
	EUR	766,600	139,307	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	139,289
	EUR	262,300	46,976	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	46,970
	EUR	746,600	282,929		(30)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(281,314)
	EUR	730,000	157,739		(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	157,538
	EUR	683,800	153,761		(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	154,191
	EUR	255,600	105,125		(10)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(105,269)
	EUR	2,046,000	407,513		(33)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(402,263)
	EUR	1,588,700	40,825	(E)	(25)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	40,800
	EUR	2,726,900	109,118		(41)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	106,873
	EUR	8,644,100	231,700	(E)	(33)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	231,667
	EUR	872,000	136,685		(30)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	(136,238)
	EUR	2,733,500	167,462	(E)	(31)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	167,431
	EUR	10,052,000	711,571		(96)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	(710,311)
	EUR	319,800	20,783	(E)	(11)	6/6/54	2.005% — Annually	6 month EUR-EURIBOR — Semiannually	20,772
	EUR	473,000	25,255	(E)	(16)	6/7/54	2.065% — Annually	6 month EUR-EURIBOR — Semiannually	25,239
	EUR	2,009,000	91,397	(E)	(1,756)	12/21/32	2.624% — Annually	6 month EUR-EURIBOR — Semiannually	89,641
	GBP	477,400	139,865		(9)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(138,900)
	GBP	34,143,500	1,458,964		28,282	9/15/23	Sterling Overnight Index Average — Annually	0.84% — Annually	(1,446,933)
	GBP	34,143,500	1,514,624		42,471	9/15/23	Sterling Overnight Index Average — Annually	0.68% — Annually	(1,491,077)
	GBP	34,143,500	1,570,283		(66,309)	9/15/23	0.52% — Annually	Sterling Overnight Index Average — Annually	1,525,571
	GBP	13,657,400	552,325		(70)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	547,196
	GBP	415,000	40,517	(E)	(1,617)	12/21/32	Sterling Overnight Index Average — Annually	3.34% — Annually	(42,134)
	GBP	5,950,000	480,456		(90)	9/21/32	3.522% — Annually	Sterling Overnight Index Average — Annually	477,268
	GBP	509,000	3,427	(E)	(11)	1/14/40	3.306% — Annually	Sterling Overnight Index Average — Annually	3,416
	GBP	262,000	2,273	(E)	(6)	8/20/39	3.299% — Annually	Sterling Overnight Index Average — Annually	2,267
	JPY	96,594,500	84,294	(E)	(27)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(84,322)
	JPY	81,219,900	20,955		(18,056)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	2,844
	JPY	39,192,500	12,533	(E)	(6,395)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	6,138
	JPY	49,066,800	50,572	(E)	(47,335)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	3,237
	NOK	12,458,000	4,256	(E)	1,267	12/21/32	3.48% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	5,523
	NZD	3,297,000	40,944	(E)	(4,393)	12/21/32	3 month NZD-BBR-FRA — Quarterly	4.175% — Semiannually	(45,337)
	SEK	20,711,000	40,330	(E)	(4,551)	12/21/32	2.925% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	35,779

	Total				$334,316				$2,097,522
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$979,130	$770,452	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(212,671)
854,414	820,019	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(34,028)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(246,699)

	Total	$—			Total	$(246,699)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$904	$10,771	$2,420	5/11/63	300 bp — Monthly	$(1,511)
	CMBX NA BBB-.6 Index	B+/P	5,468	57,443	12,907	5/11/63	300 bp — Monthly	(7,410)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	4,583	24,517	2,501	5/11/63	200 bp — Monthly	2,090
	CMBX NA A.6 Index	A-/P	5,899	24,517	2,501	5/11/63	200 bp — Monthly	3,406
	CMBX NA A.6 Index	A-/P	5,202	25,775	2,629	5/11/63	200 bp — Monthly	2,581
	CMBX NA A.6 Index	A-/P	6,484	26,403	2,693	5/11/63	200 bp — Monthly	3,799
	CMBX NA A.6 Index	A-/P	14,740	55,321	5,643	5/11/63	200 bp — Monthly	9,116
	CMBX NA A.6 Index	A-/P	26,268	99,326	10,131	5/11/63	200 bp — Monthly	16,169
	CMBX NA A.6 Index	A-/P	38,559	137,045	13,979	5/11/63	200 bp — Monthly	24,626
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	22,685	11/18/54	500 bp — Monthly	35,030
	CMBX NA BB.13 Index	BB-/P	7,267	77,000	20,929	12/16/72	500 bp — Monthly	(13,598)
	CMBX NA BB.13 Index	BB-/P	10,661	117,000	31,801	12/16/72	500 bp — Monthly	(21,042)
	CMBX NA BB.13 Index	BB-/P	32,549	357,000	97,033	12/16/72	500 bp — Monthly	(64,186)
	CMBX NA BB.6 Index	CCC+/P	86,542	164,112	65,842	5/11/63	500 bp — Monthly	20,839
	CMBX NA BB.6 Index	CCC+/P	165,112	874,502	350,850	5/11/63	500 bp — Monthly	(184,998)
	CMBX NA BB.7 Index	B-/P	46,032	902,000	300,727	1/17/47	500 bp — Monthly	(253,943)
	CMBX NA BB.9 Index	B/P	2,240	11,000	3,589	9/17/58	500 bp — Monthly	(1,341)
	CMBX NA BB.9 Index	B/P	15,521	76,000	24,799	9/17/58	500 bp — Monthly	(9,215)
	CMBX NA BBB-.10 Index	BB+/P	7,693	62,000	11,532	11/17/59	300 bp — Monthly	(3,808)
	CMBX NA BBB-.10 Index	BB+/P	12,109	111,000	20,646	11/17/59	300 bp — Monthly	(8,481)
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	1,797	11/18/54	300 bp — Monthly	(1,103)
	CMBX NA BBB-.12 Index	BBB-/P	1,460	35,000	6,405	8/17/61	300 bp — Monthly	(4,928)
	CMBX NA BBB-.12 Index	BBB-/P	4,715	80,000	14,640	8/17/61	300 bp — Monthly	(9,886)
	CMBX NA BBB-.12 Index	BBB-/P	41,215	260,000	47,580	8/17/61	300 bp — Monthly	(6,235)
	CMBX NA BBB-.14 Index	BBB-/P	247	5,000	1,021	12/16/72	300 bp — Monthly	(771)
	CMBX NA BBB-.14 Index	BBB-/P	813	25,000	5,105	12/16/72	300 bp — Monthly	(4,279)
	CMBX NA BBB-.14 Index	BBB-/P	2,500	50,000	10,210	12/16/72	300 bp — Monthly	(7,685)
	CMBX NA BBB-.15 Index	BBB-/P	3,656	35,000	7,399	11/18/64	300 bp — Monthly	(3,726)
	CMBX NA BBB-.15Index	BBB-/P	1,359	8,000	1,691	11/18/64	300 bp — Monthly	(328)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	22,204	166,000	55,344	1/17/47	500 bp — Monthly	(33,002)
	CMBX NA BBB-.7 Index	BB-/P	13,231	179,000	36,283	1/17/47	300 bp — Monthly	(22,963)
	CMBX NA BBB-.7 Index	BB-/P	34,676	528,000	107,026	1/17/47	300 bp — Monthly	(72,086)
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC+/P	36,165	80,536	32,311	5/11/63	500 bp — Monthly	3,922
	CMBX NA BB.6 Index	CCC+/P	55,009	126,883	50,905	5/11/63	500 bp — Monthly	4,211
	CMBX NA BB.9 Index	B/P	21,836	54,000	17,620	9/17/58	500 bp — Monthly	4,261
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	163	11/18/54	300 bp — Monthly	(99)
	CMBX NA BBB-.13 Index	BBB-/P	138	3,000	596	12/16/72	300 bp — Monthly	(457)
	CMBX NA BBB-.13 Index	BBB-/P	677	4,000	795	12/16/72	300 bp — Monthly	(116)
	CMBX NA BBB-.13 Index	BBB-/P	1,425	9,000	1,788	12/16/72	300 bp — Monthly	(359)
	CMBX NA BBB-.13 Index	BBB-/P	754	12,000	2,384	12/16/72	300 bp — Monthly	(1,624)
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	3,577	12/16/72	300 bp — Monthly	(2,252)
	CMBX NA BBB-.13 Index	BBB-/P	4,545	29,000	5,762	12/16/72	300 bp — Monthly	(1,203)
	CMBX NA BBB-.13 Index	BBB-/P	2,780	47,000	9,339	12/16/72	300 bp — Monthly	(6,536)
	CMBX NA BBB-.13 Index	BBB-/P	4,435	69,000	13,710	12/16/72	300 bp — Monthly	(9,241)
	CMBX NA BBB-.14 Index	BBB-/P	17,291	101,000	20,624	12/16/72	300 bp — Monthly	(3,283)
	CMBX NA BBB-.14 Index	BBB-/P	35,855	236,000	48,191	12/16/72	300 bp — Monthly	(12,219)
	CMBX NA BBB-.15 Index	BBB-/P	1,864	30,000	6,342	11/18/64	300 bp — Monthly	(4,463)
	CMBX NA BBB-.15 Index	BBB-/P	5,699	64,000	13,530	11/18/64	300 bp — Monthly	(7,799)
	CMBX NA BBB-.15 Index	BBB-/P	5,916	64,000	13,530	11/18/64	300 bp — Monthly	(7,582)
	CMBX NA BBB-.6 Index	B+/P	2,849	25,849	5,808	5/11/63	300 bp — Monthly	(2,947)
	CMBX NA BBB-.6 Index	B+/P	4,016	28,721	6,454	5/11/63	300 bp — Monthly	(2,423)
	CMBX NA BBB-.6 Index	B+/P	4,842	31,594	7,099	5/11/63	300 bp — Monthly	(2,241)
	CMBX NA BBB-.6 Index	B+/P	2,971	41,646	9,358	5/11/63	300 bp — Monthly	(6,365)
	CMBX NA BBB-.6 Index	B+/P	6,209	42,364	9,519	5/11/63	300 bp — Monthly	(3,289)
	CMBX NA BBB-.6 Index	B+/P	5,978	49,545	11,133	5/11/63	300 bp — Monthly	(5,129)
	CMBX NA BBB-.6 Index	B+/P	8,842	56,725	12,746	5/11/63	300 bp — Monthly	(3,875)
	CMBX NA BBB-.6 Index	B+/P	4,144	61,033	13,714	5/11/63	300 bp — Monthly	(9,539)
	CMBX NA BBB-.6 Index	B+/P	11,801	61,033	13,714	5/11/63	300 bp — Monthly	(1,882)
	CMBX NA BBB-.6 Index	B+/P	10,362	66,777	15,005	5/11/63	300 bp — Monthly	(4,608)
	CMBX NA BBB-.6 Index	B+/P	8,117	67,495	15,166	5/11/63	300 bp — Monthly	(7,015)
	CMBX NA BBB-.6 Index	B+/P	8,608	73,240	16,457	5/11/63	300 bp — Monthly	(7,812)
	CMBX NA BBB-.6 Index	B+/P	13,886	73,240	16,457	5/11/63	300 bp — Monthly	(2,534)
	CMBX NA BBB-.6 Index	B+/P	5,606	79,702	17,909	5/11/63	300 bp — Monthly	(12,262)
	CMBX NA BBB-.6 Index	B+/P	16,916	81,138	18,232	5/11/63	300 bp — Monthly	(1,275)
	CMBX NA BBB-.6 Index	B+/P	16,910	82,574	18,554	5/11/63	300 bp — Monthly	(1,602)
	CMBX NA BBB-.6 Index	B+/P	13,309	88,319	19,845	5/11/63	300 bp — Monthly	(6,491)
	CMBX NA BBB-.6 Index	B+/P	13,360	88,319	19,845	5/11/63	300 bp — Monthly	(6,440)
	CMBX NA BBB-.6 Index	B+/P	10,717	91,191	20,491	5/11/63	300 bp — Monthly	(9,727)
	CMBX NA BBB-.6 Index	B+/P	10,857	94,063	21,136	5/11/63	300 bp — Monthly	(10,231)
	CMBX NA BBB-.6 Index	B+/P	17,887	114,886	25,815	5/11/63	300 bp — Monthly	(7,869)
	CMBX NA BBB-.6 Index	B+/P	8,601	119,194	26,783	5/11/63	300 bp — Monthly	(18,121)
	CMBX NA BBB-.6 Index	B+/P	25,922	123,502	27,751	5/11/63	300 bp — Monthly	(1,766)
	CMBX NA BBB-.6 Index	B+/P	23,498	138,581	31,139	5/11/63	300 bp — Monthly	(7,570)
	CMBX NA BBB-.6 Index	B+/P	31,126	159,404	35,818	5/11/63	300 bp — Monthly	(4,611)
	CMBX NA BBB-.7 Index	BB-/P	151,525	2,050,000	415,535	1/17/47	300 bp — Monthly	(262,985)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	8,906	111,000	36,941	5/11/63	500 bp — Monthly	(27,942)
	CMBX NA BB.6 Index	CCC+/P	289,832	427,754	171,615	5/11/63	500 bp — Monthly	118,579
	CMBX NA BBB-.11 Index	BBB-/P	2,864	26,000	4,248	11/18/54	300 bp — Monthly	(1,372)
	CMBX NA BBB-.13 Index	BBB-/P	5,155	39,000	7,749	12/16/72	300 bp — Monthly	(2,575)
	CMBX NA BBB-.8 Index	BB/P	9,980	64,000	11,072	10/17/57	300 bp — Monthly	(1,060)
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	5,703	38,749	15,546	5/11/63	500 bp — Monthly	(9,810)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	837	9,000	2,446	12/16/72	500 bp — Monthly	(1,602)
	CMBX NA BB.13 Index	BB-/P	820	9,000	2,446	12/16/72	500 bp — Monthly	(1,619)
	CMBX NA BB.13 Index	BB-/P	6,096	66,000	17,939	12/16/72	500 bp — Monthly	(11,787)
	CMBX NA BB.13 Index	BB-/P	15,517	169,000	45,934	12/16/72	500 bp — Monthly	(30,277)
	CMBX NA BB.6 Index	CCC+/P	7,658	47,866	19,204	5/11/63	500 bp — Monthly	(11,505)
	CMBX NA BB.6 Index	CCC+/P	58,576	131,441	52,734	5/11/63	500 bp — Monthly	5,954
	CMBX NA BB.6 Index	CCC+/P	76,812	137,519	55,173	5/11/63	500 bp — Monthly	21,755
	CMBX NA BB.6 Index	CCC+/P	84,420	152,715	61,269	5/11/63	500 bp — Monthly	23,280
	CMBX NA BB.9 Index	B/P	1,602	4,000	1,305	9/17/58	500 bp — Monthly	300
	CMBX NA BBB-.12 Index	BBB-/P	1,945	33,000	6,039	8/17/61	300 bp — Monthly	(4,078)
	CMBX NA BBB-.12 Index	BBB-/P	5,925	138,000	25,254	8/17/61	300 bp — Monthly	(19,260)
	CMBX NA BBB-.13 Index	BBB-/P	328	5,000	994	12/16/72	300 bp — Monthly	(663)
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	2,583	12/16/72	300 bp — Monthly	(1,808)
	CMBX NA BBB-.13 Index	BBB-/P	2,388	26,000	5,166	12/16/72	300 bp — Monthly	(2,765)
	CMBX NA BBB-.14 Index	BBB-/P	4,672	29,000	5,922	12/16/72	300 bp — Monthly	(1,235)
	CMBX NA BBB-.14 Index	BBB-/P	19,251	117,000	23,891	12/16/72	300 bp — Monthly	(4,582)
	CMBX NA BBB-.14 Index	BBB-/P	38,849	234,000	47,783	12/16/72	300 bp — Monthly	(8,817)
	CMBX NA BBB-.15 Index	BBB-/P	21,124	134,000	28,328	11/18/64	300 bp — Monthly	(7,630)
	CMBX NA BBB-.9 Index	BB+/P	777	8,000	1,561	9/17/58	300 bp — Monthly	(780)

Upfront premium received			1,983,661		Unrealized appreciation			299,918

Upfront premium (paid)			—		Unrealized (depreciation)			(1,355,534)

	Total		$1,983,661				Total	$(1,055,616)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(67,991)	$282,000	$93,850	11/17/59	(500 bp) — Monthly	$25,624
	CMBX NA BB.10 Index	(39,270)	154,000	51,251	11/17/59	(500 bp) — Monthly	11,853
	CMBX NA BB.10 Index	(10,541)	101,000	33,613	11/17/59	(500 bp) — Monthly	22,988
	CMBX NA BB.10 Index	(9,210)	84,000	27,955	11/17/59	(500 bp) — Monthly	18,675
	CMBX NA BB.11 Index	(5,960)	46,000	10,230	11/18/54	(500 bp) — Monthly	4,232
	CMBX NA BB.11 Index	(2,075)	40,000	8,896	11/18/54	(500 bp) — Monthly	6,788
	CMBX NA BB.11 Index	(1,508)	16,000	3,558	11/18/54	(500 bp) — Monthly	2,037
	CMBX NA BB.8 Index	(27,220)	76,339	28,642	10/17/57	(500 bp) — Monthly	1,359
	CMBX NA BB.8 Index	(4,594)	35,754	13,415	10/17/57	(500 bp) — Monthly	8,791
	CMBX NA BB.9 Index	(1,854)	46,000	15,010	9/17/58	(500 bp) — Monthly	13,117
	CMBX NA BB.9 Index	(2,271)	22,000	7,179	9/17/58	(500 bp) — Monthly	4,889
	CMBX NA BB.9 Index	(774)	12,000	3,916	9/17/58	(500 bp) — Monthly	3,131
	CMBX NA BB.9 Index	(353)	9,000	2,937	9/17/58	(500 bp) — Monthly	2,576
	CMBX NA BB.9 Index	(109)	3,000	979	9/17/58	(500 bp) — Monthly	868
	CMBX NA BBB-.10 Index	(40,233)	234,000	43,524	11/17/59	(300 bp) — Monthly	3,174
	CMBX NA BBB-.10 Index	(28,552)	123,000	22,878	11/17/59	(300 bp) — Monthly	(5,735)
	CMBX NA BBB-.10 Index	(21,710)	91,000	16,926	11/17/59	(300 bp) — Monthly	(4,830)
	CMBX NA BBB-.10 Index	(12,443)	57,000	10,602	11/17/59	(300 bp) — Monthly	(1,869)
	CMBX NA BBB-.10 Index	(11,535)	53,000	9,858	11/17/59	(300 bp) — Monthly	(1,703)
	CMBX NA BBB-.10 Index	(5,991)	47,000	8,742	11/17/59	(300 bp) — Monthly	2,727
	CMBX NA BBB-.10 Index	(3,569)	28,000	5,208	11/17/59	(300 bp) — Monthly	1,625
	CMBX NA BBB-.10 Index	(3,428)	27,000	5,022	11/17/59	(300 bp) — Monthly	1,580
	CMBX NA BBB-.10 Index	(1,835)	15,000	2,790	11/17/59	(300 bp) — Monthly	947
	CMBX NA BBB-.11 Index	(320)	1,000	163	11/18/54	(300 bp) — Monthly	(157)
	CMBX NA BBB-.12 Index	(57,473)	172,000	31,476	8/17/61	(300 bp) — Monthly	(26,083)
	CMBX NA BBB-.12 Index	(54,225)	156,000	28,548	8/17/61	(300 bp) — Monthly	(25,755)
	CMBX NA BBB-.12 Index	(29,175)	83,000	15,189	8/17/61	(300 bp) — Monthly	(14,028)
	CMBX NA BBB-.12 Index	(4,819)	70,000	12,810	8/17/61	(300 bp) — Monthly	7,956
	CMBX NA BBB-.12 Index	(334)	1,000	183	8/17/61	(300 bp) — Monthly	(152)
	CMBX NA BBB-.13 Index	(2,924)	50,000	9,935	12/16/72	(300 bp) — Monthly	6,986
	CMBX NA BBB-.13 Index	(1,273)	25,000	4,968	12/16/72	(300 bp) — Monthly	3,682
	CMBX NA BBB-.13 Index	(1,261)	25,000	4,968	12/16/72	(300 bp) — Monthly	3,694
	CMBX NA BBB-.13 Index	(1,516)	20,000	3,974	12/16/72	(300 bp) — Monthly	2,448
	CMBX NA BBB-.13 Index	(986)	18,000	3,577	12/16/72	(300 bp) — Monthly	2,582
	CMBX NA BBB-.6 Index	(495,274)	1,898,489	426,590	5/11/63	(300 bp) — Monthly	(69,653)
	CMBX NA BBB-.8 Index	(17,205)	124,000	21,452	10/17/57	(300 bp) — Monthly	4,185
	CMBX NA BBB-.8 Index	(18,494)	117,000	20,241	10/17/57	(300 bp) — Monthly	1,689
	CMBX NA BBB-.8 Index	(11,100)	74,000	12,802	10/17/57	(300 bp) — Monthly	1,665
	CMBX NA BBB-.8 Index	(8,603)	62,000	10,726	10/17/57	(300 bp) — Monthly	2,093
	CMBX NA BBB-.8 Index	(7,586)	53,000	9,169	10/17/57	(300 bp) — Monthly	1,557
	CMBX NA BBB-.8 Index	(1,875)	12,000	2,076	10/17/57	(300 bp) — Monthly	195
	CMBX NA BBB-.8 Index	(1,722)	11,000	1,903	10/17/57	(300 bp) — Monthly	176
	CMBX NA BBB-.8 Index	(317)	2,000	346	10/17/57	(300 bp) — Monthly	28
	CMBX NA BBB-.9 Index	(4,259)	18,000	3,512	9/17/58	(300 bp) — Monthly	(756)
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	69,888	11/17/59	(500 bp) — Monthly	44,740
	CMBX NA BB.10 Index	(28,019)	210,000	69,888	11/17/59	(500 bp) — Monthly	41,694
	CMBX NA BB.10 Index	(13,797)	111,000	36,941	11/17/59	(500 bp) — Monthly	23,051
	CMBX NA BB.7 Index	(9,602)	413,318	165,823	5/11/63	(500 bp) — Monthly	155,871
	CMBX NA BB.7 Index	(46,385)	282,000	94,019	1/17/47	(500 bp) — Monthly	47,399
	CMBX NA BB.7 Index	(25,825)	140,000	46,676	1/17/47	(500 bp) — Monthly	20,734
	CMBX NA BB.9 Index	(1,804)	18,000	5,873	9/17/58	(500 bp) — Monthly	4,054
	Goldman Sachs International
	CMBX NA A.6 Index	(6,956)	66,008	6,733	5/11/63	(200 bp) — Monthly	(245)
	CMBX NA A.6 Index	(9,028)	57,836	5,899	5/11/63	(200 bp) — Monthly	(3,148)
	CMBX NA A.6 Index	(5,363)	34,576	3,527	5/11/63	(200 bp) — Monthly	(1,847)
	CMBX NA A.6 Index	(5,004)	32,061	3,270	5/11/63	(200 bp) — Monthly	(1,745)
	CMBX NA A.6 Index	(4,570)	28,289	2,885	5/11/63	(200 bp) — Monthly	(1,694)
	CMBX NA A.6 Index	(3,197)	20,745	2,116	5/11/63	(200 bp) — Monthly	(1,088)
	CMBX NA A.6 Index	(2,906)	18,859	1,924	5/11/63	(200 bp) — Monthly	(989)
	CMBX NA A.6 Index	(2,906)	18,859	1,924	5/11/63	(200 bp) — Monthly	(989)
	CMBX NA A.6 Index	(2,864)	18,231	1,860	5/11/63	(200 bp) — Monthly	(1,010)
	CMBX NA A.6 Index	(1,467)	9,430	962	5/11/63	(200 bp) — Monthly	(509)
	CMBX NA A.6 Index	(1,272)	8,172	834	5/11/63	(200 bp) — Monthly	(441)
	CMBX NA A.6 Index	(81)	629	64	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(86)	629	64	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA A.6 Index	(87)	629	64	5/11/63	(200 bp) — Monthly	(23)
	CMBX NA BB.10 Index	(9,276)	41,000	13,645	11/17/59	(500 bp) — Monthly	4,334
	CMBX NA BB.6 Index	(36,089)	187,665	75,291	5/11/63	(500 bp) — Monthly	39,044
	CMBX NA BB.6 Index	(19,335)	143,598	57,611	5/11/63	(500 bp) — Monthly	38,155
	CMBX NA BB.7 Index	(35,390)	216,000	72,014	1/17/47	(500 bp) — Monthly	36,444
	CMBX NA BB.7 Index	(11,198)	74,000	24,672	1/17/47	(500 bp) — Monthly	13,412
	CMBX NA BB.7 Index	(12,183)	60,000	20,004	1/17/47	(500 bp) — Monthly	7,771
	CMBX NA BB.7 Index	(8,623)	51,000	17,003	1/17/47	(500 bp) — Monthly	8,338
	CMBX NA BB.7 Index	(6,572)	36,000	12,002	1/17/47	(500 bp) — Monthly	5,400
	CMBX NA BB.8 Index	(17,526)	48,316	18,128	10/17/57	(500 bp) — Monthly	562
	CMBX NA BB.8 Index	(6,479)	17,394	6,526	10/17/57	(500 bp) — Monthly	32
	CMBX NA BB.9 Index	(39)	1,000	326	9/17/58	(500 bp) — Monthly	287
	CMBX NA BBB-.10 Index	(4,812)	22,000	4,092	11/17/59	(300 bp) — Monthly	(731)
	CMBX NA BBB-.12 Index	(11,482)	34,000	6,222	8/17/61	(300 bp) — Monthly	(5,277)
	CMBX NA BBB-.12 Index	(4,289)	22,000	4,026	8/17/61	(300 bp) — Monthly	(274)
	CMBX NA BBB-.6 Index	(41,693)	109,860	24,685	5/11/63	(300 bp) — Monthly	(17,063)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(4,454)	35,833	3,655	5/11/63	(200 bp) — Monthly	(811)
	CMBX NA BB.17 Index	(78,835)	161,000	53,677	1/17/47	(500 bp) — Monthly	(25,291)
	CMBX NA BB.9 Index	(14,826)	30,000	9,789	9/17/58	(500 bp) — Monthly	(5,062)
	CMBX NA BBB-.10 Index	(20,175)	160,000	29,760	11/17/59	(300 bp) — Monthly	9,505
	CMBX NA BBB-.12 Index	(4,445)	37,000	6,771	8/17/61	(300 bp) — Monthly	2,307
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	431,548	1/17/47	(300 bp) — Monthly	(69,326)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	67,226	11/17/59	(500 bp) — Monthly	55,564
	CMBX NA BBB-.10 Index	(11,267)	52,000	9,672	11/17/59	(300 bp) — Monthly	(1,621)
	CMBX NA BBB-.7 Index	(20,241)	247,000	50,067	1/17/47	(300 bp) — Monthly	29,702
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,070)	32,690	3,334	5/11/63	(200 bp) — Monthly	(1,747)
	CMBX NA A.6 Index	(778)	5,029	513	5/11/63	(200 bp) — Monthly	(266)
	CMBX NA A.6 Index	(291)	1,886	192	5/11/63	(200 bp) — Monthly	(99)
	CMBX NA A.6 Index	(98)	629	64	5/11/63	(200 bp) — Monthly	(34)
	CMBX NA A.6 Index	(97)	629	64	5/11/63	(200 bp) — Monthly	(33)
	CMBX NA A.6 Index	(96)	629	64	5/11/63	(200 bp) — Monthly	(32)
	CMBX NA A.6 Index	(86)	629	64	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.10 Index	(31,705)	135,000	44,928	11/17/59	(500 bp) — Monthly	13,111
	CMBX NA BB.10 Index	(10,593)	101,000	33,613	11/17/59	(500 bp) — Monthly	22,936
	CMBX NA BB.10 Index	(29,160)	96,000	31,949	11/17/59	(500 bp) — Monthly	2,709
	CMBX NA BB.7 Index	(15,485)	77,000	25,672	1/17/47	(500 bp) — Monthly	10,123
	CMBX NA BB.7 Index	(13,305)	69,000	23,005	1/17/47	(500 bp) — Monthly	9,642
	CMBX NA BB.7 Index	(404)	2,000	667	1/17/47	(500 bp) — Monthly	261
	CMBX NA BB.9 Index	(156)	4,000	1,305	9/17/58	(500 bp) — Monthly	1,146
	CMBX NA BBB-.10 Index	(35,401)	210,000	39,060	11/17/59	(300 bp) — Monthly	3,554
	CMBX NA BBB-.10 Index	(18,186)	210,000	39,060	11/17/59	(300 bp) — Monthly	20,769
	CMBX NA BBB-.10 Index	(11,105)	90,000	16,740	11/17/59	(300 bp) — Monthly	5,590
	CMBX NA BBB-.10 Index	(11,288)	89,000	16,554	11/17/59	(300 bp) — Monthly	5,222
	CMBX NA BBB-.10 Index	(15,610)	66,000	12,276	11/17/59	(300 bp) — Monthly	(3,367)
	CMBX NA BBB-.10 Index	(13,896)	57,000	10,602	11/17/59	(300 bp) — Monthly	(3,323)
	CMBX NA BBB-.10 Index	(5,991)	50,000	9,300	11/17/59	(300 bp) — Monthly	3,284
	CMBX NA BBB-.10 Index	(6,214)	49,000	9,114	11/17/59	(300 bp) — Monthly	2,875
	CMBX NA BBB-.10 Index	(7,117)	31,000	5,766	11/17/59	(300 bp) — Monthly	(1,367)
	CMBX NA BBB-.10 Index	(6,112)	28,000	5,208	11/17/59	(300 bp) — Monthly	(918)
	CMBX NA BBB-.10 Index	(2,182)	17,000	3,162	11/17/59	(300 bp) — Monthly	972
	CMBX NA BBB-.10 Index	(3,252)	15,000	2,790	11/17/59	(300 bp) — Monthly	(470)
	CMBX NA BBB-.10 Index	(3,027)	14,000	2,604	11/17/59	(300 bp) — Monthly	(430)
	CMBX NA BBB-.11 Index	(20,889)	66,000	10,784	11/18/54	(300 bp) — Monthly	(10,137)
	CMBX NA BBB-.11 Index	(11,860)	38,000	6,209	11/18/54	(300 bp) — Monthly	(5,670)
	CMBX NA BBB-.12 Index	(1,107)	20,000	3,660	8/17/61	(300 bp) — Monthly	2,543
	CMBX NA BBB-.13 Index	(7,765)	126,000	25,036	12/16/72	(300 bp) — Monthly	17,208
	CMBX NA BBB-.7 Index	(5,016)	79,000	16,013	1/17/47	(300 bp) — Monthly	10,958
	CMBX NA BBB-.7 Index	(5,499)	54,000	10,946	1/17/47	(300 bp) — Monthly	5,416

Upfront premium received		—			Unrealized appreciation		902,636

Upfront premium (paid)		(2,409,333)			Unrealized (depreciation)		(317,859)

	Total	$(2,409,333)				Total	$584,777
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 38 Index	B+/P	$(6,189)	$2,421,540	$56,446	6/20/27	500 bp — Quarterly	$(58,935)

	Total		$(6,189)					$(58,935)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $141,334,463.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Short Term Investment Fund**	$27,865,699	$60,234,881	$55,075,227	$203,808	$33,025,353

	Total Short-term investments	$27,865,699	$60,234,881	$55,075,227	$203,808	$33,025,353
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $319,161.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,759,072.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $566,417.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,493,922.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,240,584 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,759,072 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$42,809	$—	$—
Utilities and power	—	12,961	—

Total common stocks	42,809	12,961	—
Asset-backed securities	—	1,257,553	—
Convertible bonds and notes	—	5,490,954	—
Corporate bonds and notes	—	22,867,046	—
Foreign government and agency bonds and notes	—	11,006,372	—
Mortgage-backed securities	—	57,213,125	—
Purchased options outstanding	—	25	—
Purchased swap options outstanding	—	680,065	—
Senior loans	—	1,585,023	—
U.S. government and agency mortgage obligations	—	115,318,390	—
U.S. treasury obligations	—	346,938	—
Short-term investments	802,000	50,814,775	—

Totals by level	$844,809	$266,593,227	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$379,337	$—
Futures contracts	840,382	—	—
Written options outstanding	—	(921,700)	—
Written swap options outstanding	—	(5,768,627)	—
Forward premium swap option contracts	—	(2,188,918)	—
TBA sale commitments	—	(38,036,670)	—
Interest rate swap contracts	—	1,763,206	—
Total return swap contracts	—	(246,699)	—
Credit default contracts	—	(97,913)	—

Totals by level	$840,382	$(45,117,984)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$28,500,000
Purchased swap option contracts (contract amount)	$630,900,000
Written TBA commitment option contracts (contract amount)	$28,500,000
Written swap option contracts (contract amount)	$593,900,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$54,400,000
Centrally cleared interest rate swap contracts (notional)	$506,100,000
OTC total return swap contracts (notional)	$1,800,000
OTC credit default contracts (notional)	$36,700,000
Centrally cleared credit default contracts (notional)	$730,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com